Consolidated Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 12,970	$ 13,130	$ 13,531
Cost of sales	(8,791)	(8,825)	(8,849)
Gross profit	4,179	4,305	4,682
Operating expenses	(2,836)	(2,972)	(2,979)
Operating earnings before other expenses, net	1,343	1,333	1,703
Other expenses, net	(1,779)	(347)	(296)
Operating earnings (loss)	(436)	986	1,407
Financial expense	(777)	(711)	(722)
Financial income and other items, net	(110)	(71)	(2)
Share of profit of equity accounted investees	49	49	34
Earnings (loss) before income tax	(1,274)	253	717
Income tax	(52)	(162)	(224)
Net income (loss)from continuing operations	(1,326)	91	493
Discontinued operations	(120)	88	77
CONSOLIDATED NET INCOME (LOSS)	(1,446)	179	570
Non-controlling interest net income	21	36	42
CONTROLLING INTEREST NET INCOME (LOSS)	$ (1,467)	$ 143	$ 528
Basic earnings (loss) per share	$ (0.0332)	$ 0.0031	$ 0.0114
Basic earnings (loss) per share from continuing operations	(0.0305)	0.0012	0.0098
Diluted earnings (loss) per share	(0.0332)	0.0031	0.0114
Diluted earnings (loss) per share from continuing operations	$ (0.0305)	$ 0.0012	$ 0.0098